Other Payables And Accruals - Disclosure of Detailed Information About Revenue Recognized (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Other Current Payables And Accruals Current [Abstract]
Amount included in contract liabilities at the beginning of the year	¥ 29,384	¥ 5,365